Stock-Based Compensation Plans (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Years $ / shares shares	Dec. 31, 2018 USD ($)
Number of stock option plans	2
Options expire from date of grant	10 years
Exercisable installments	Immediate or 20% or 25%
Shares available for future issuance | shares	439,248
Dividend yield	0.00%
Expected minimum volatility	29.00%
Expected maximum volatility	41.00%
Risk-free interest rate minimum	1.00%
Risk-free interest rate maximum	2.90%
Expected life minimum | Years	3.0
Expecited life maximum | Years	7.0
Aggregate intrinsic value of exercisable in-the-money options	$ 1,239
Aggregate intrinsic value of outstanding in-the-money options	$ 1,240
Market close price | $ / shares	$ 45.55
Gains realized by option holders	$ 312
Total unrecognized compensation cost of options granted but not yet vested	$ 198
Compensation cost not yet vested recognition period	2 years 10 months 24 days
Stock compensation expense for the vesting of option grants due to asset disposition		$ 402
Restricted Stock [Member]
Total unrecognized compensation cost of options granted but not yet vested	$ 700
Compensation cost not yet vested recognition period	3 years 7 months 6 days